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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                               ------------------
This Amendment: (Check only one:): [ ] is a restatement
                                   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Bill & Melinda Gates Foundation
Address:  2365 Carillon Point
          Kirkland, WA 98033

Form 13F File number:  28-10098

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Michael Larson
Title:    Authorized Agent
Phone:    (425) 889-7900

Signature, Place, and Date of Signing

/s/ Michael Larson           Kirkland, Washington          November 11, 2005
------------------           --------------------          -----------------
    [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
                                        ----
Form 13F Information Table Entry Value:  49
                                        ----
Form 13F Information Table Value Total: $3,972,511
                                        ----------
                                        (thousands)
                                        ----------




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number       Name

1       28-05147                   Michael Larson

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                           FORM 13F INFORMATION TABLE
                            As of September 30, 2005

                                                                  AMOUNT AND TYPE OF
                                                                        SECURITY                                VOTING AUTHORITY
                                                                  -----------------                             ----------------
                                                          VALUE   SHARES/PRN  SH/PRN  INVESTMENT   OTHER
NAME OF ISSUER               TITLE OF CLASS  CUSIP       (X1000)     AMOUNT           DISCRETION  MANAGERS  SOLE     SHARED     NONE
--------------               --------------  -----       -------  ----------  ------  ----------  --------  ----     ------     ----
ABBOTT LABORATORIES          COM             002824100  $147,132   3,470,100    SH      OTHER        1             3,470,100
AES CORP                     COM             00130H105    $8,215     500,000    SH      OTHER        1               500,000
AGL RES INC                  COM             001204106   $34,561     931,300    SH      OTHER        1               931,300
AMEREN CORP                  COM             023608102   $71,628   1,339,100    SH      OTHER        1             1,339,100
AMERICA MOVIL S A DEC V      SPON ADR L SHS  02364W105   $78,960   3,000,000    SH      OTHER        1             3,000,000
AON CORP                     COM             037389103   $32,080   1,000,000    SH      OTHER        1             1,000,000
ARCHER DANIELS MIDLAND CO    COM             039483102   $82,734   3,355,000    SH      OTHER        1             3,355,000
BAXTER INTL INC              COM             071813109   $79,740   2,000,000    SH      OTHER        1             2,000,000
BP PLC                       SPONSORED ADR   055622104  $318,825   4,500,000    SH      OTHER        1             4,500,000
BUNGE LIMITED                COM             G16962105   $26,310     500,000    SH      OTHER        1               500,000
CANADIAN NATL RY             COM             136375102  $156,916   2,210,400    SH      OTHER        1             2,210,400
CHEVRON CORP NEW             COM             166764100   $33,336     515,000    SH      OTHER        1               515,000
CINERGY CORP                 COM             172474108   $29,972     674,900    SH      OTHER        1               674,900
COCA COLA CO                 COM             191216100    $8,638     200,000    SH      OTHER        1               200,000
COCA COLA FEMSA S A CV       SPON ADR REP L  191241108   $59,326   2,221,100    SH      OTHER        1             2,221,100
CONSOLIDATED EDISON INC      COM             209115104   $72,145   1,486,000    SH      OTHER        1             1,486,000
COSTCO WHSL CORP NEW         COM             22160K105  $181,409   4,210,000    SH      OTHER        1             4,210,000
DISNEY WALT CO               COM DISNEY      254687106    $2,413     100,000    SH      OTHER        1               100,000
DOMINION RES INC VA NEW      COM             25746U109   $50,788     589,600    SH      OTHER        1               589,600
DUKE ENERGY CORP             COM             264399106   $14,585     500,000    SH      OTHER        1               500,000
EASTMAN KODAK CO             COM             277461109    $2,433     100,000    SH      OTHER        1               100,000
EXPEDITORS INTL WASH INC     COM             302130109   $28,333     499,000    SH      OTHER        1               499,000
EXXON MOBIL CORP             COM             30231G102  $203,328   3,200,000    SH      OTHER        1             3,200,000
FEDEX CORP                   COM             31428X106   $68,223     783,000    SH      OTHER        1               783,000
FOUR SEASONS HOTEL INC       LTD VTG SH      35100E104   $91,065   1,586,500    SH      OTHER        1             1,586,500
FPL GROUP INC                COM             302571104   $37,537     788,600    SH      OTHER        1               788,600
GREAT PLAINS ENERGY INC      COM             391164100   $53,718   1,796,000    SH      OTHER        1             1,796,000
GREATER CHINA FD INC         COM             39167B102    $2,270     135,700    SH      OTHER        1               135,700
GRUPO TELEVISA SA            SP ADR REP ORD  40049J206  $106,661   1,487,400    SH      OTHER        1             1,487,400
HOME DEPOT INC               COM             437076102   $22,884     600,000    SH      OTHER        1               600,000
HOSPIRA INC                  COM             441060100   $14,217     347,010    SH      OTHER        1               347,010
INDIA FD INC                 COM             454089103   $23,148     581,600    SH      OTHER        1               581,600
JOHNSON & JOHNSON            COM             478160104   $65,248   1,031,100    SH      OTHER        1             1,031,100
KOREA FD                     COM             500634100   $16,250     487,700    SH      OTHER        1               487,700
LILLY ELI & CO               COM             532457108   $50,202     938,000    SH      OTHER        1               938,000
MEDCO HEALTH SOLUTIONS INC   COM             58405U102  $110,260   2,010,952    SH      OTHER        1             2,010,952
MERCK & CO INC               COM             589331107  $172,443   6,337,500    SH      OTHER        1             6,337,500
PFIZER INC                   COM             717081103   $84,666   3,390,700    SH      OTHER        1             3,390,700
REPUBLIC SVCS INC            COM             760759100   $31,761     900,000    SH      OTHER        1               900,000
SPDR TR                      UNIT SER 1      78462F103  $541,868   4,404,000    SH      OTHER        1             4,404,000
SCHERING PLOUGH CORP         COM             806605101  $231,834  11,013,500    SH      OTHER        1            11,013,500
SCHOLASTIC CORP              COM             807066105   $42,504   1,150,000    SH      OTHER        1             1,150,000
SONY CORP                    ADR NEW         835699307    $3,319     100,000    SH      OTHER        1               100,000
TYCO INTL LTD NEW            COM             902124106   $89,064   3,198,000    SH      OTHER        1             3,198,000
UNIVISION COMMUNICATIONS INC CL A            914906102    $2,653     100,000    SH      OTHER        1               100,000
UTSTARCOM INC                COM             918076100   $13,562   1,660,000    SH      OTHER        1             1,660,000
VIACOM INC                   CL B            925524308   $33,010   1,000,000    SH      OTHER        1             1,000,000
WASTE MGMT INC DEL           COM             94106L109  $167,589   5,857,700    SH      OTHER        1             5,857,700
WYETH                        COM             983024100  $172,744   3,733,400    SH      OTHER        1             3,733,400